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JEREMY SENDEROWICZ

jeremy.senderowicz@dechert.com
+1 212 641 5669 Direct
+1 212 698 3559 Fax

December 23, 2014

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust Securities Act File No. 333-170122 Post-Effective Amendment No. 167 Investment Company Act File No. 811-22487 Amendment No. 169

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 167 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add the Deutsche X-trackers International Real Estate Hedged ETF and Deutsche X-trackers Global Infrastructure Hedged ETF, each a newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz

Jeremy Senderowicz